UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
November 1, 2019 to April 30, 2020

Commission File Number of issuing entity: 333-168010-01
Central Index Key Number of issuing entity: 0001495216
ENTERGY ARKANSAS RESTORATION FUNDING, LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 001-10764
Central Index Key Number of depositor and sponsor: 0000007323

ENTERGY ARKANSAS, LLC
(Exact name of depositor and sponsor as specified in its charter)
Dawn Balash
Assistant General Counsel - Corporate and Securities
(504) 576-6755
__________________________
(Name and telephone number, including of area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

27-2875268
(IRS Employer Identification No.)

425 West Capitol Avenue, 27th floor Little Rock, Arkansas	72201
(Address of principal executive offices of the issuing entity)	(Zip Code)

(501) 377-5886
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Storm Recovery Bonds			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is April 30, 2020.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus Supplement relating to the Senior Secured Storm Recovery Bonds (the "Bonds"), dated August 11, 2010, and related Prospectus, dated August 6, 2010, of Entergy Arkansas Restoration Funding, LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on August 13, 2010.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the May 1, 2020 distribution date for the semi-annual distribution period of November 1, 2019 to April 30, 2020.

Item 1A.	Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.	Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10.	Exhibits.
(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated April 24, 2020.

*99.2    Monthly Servicer’s Certificates for each month in the distribution period from November 1, 2019 to April 30, 2020.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1    Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on June 17, 2010 (incorporated by reference to exhibit 3.3 included as an exhibit to the Issuing Entity’s Form S-3/A dated August 4, 2010).

3.2    Limited Liability Company Agreement of the Issuing Entity executed as of June 17, 2010 (incorporated by reference to exhibit 3.4 included as an exhibit to the Issuing Entity’s Form S-3/A dated August 4, 2010).

4.1    Indenture dated as of August 18, 2010 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured Storm Recovery Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

4.2    Form of Senior Secured Storm Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

10.1    Storm Recovery Property Purchase and Sale Agreement dated as of August 18, 2010 between the Issuing Entity and Entergy Arkansas, LLC (formerly known as Entergy Arkansas, Inc.), as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

10.2    Storm Recovery Property Servicing Agreement dated as of August 18, 2010 between the Issuing Entity and Entergy Arkansas, LLC (formerly known as Entergy Arkansas, Inc.), as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Issuing Entity's Report on Form 8-K dated August 18, 2010).

10.3    Administration Agreement dated as of August 18, 2010 between the Issuing Entity and Entergy Arkansas, LLC (formerly known as Entergy Arkansas, Inc.), as administrator (incorporated by reference to exhibit 99.3 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated August 18, 2010).

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated April 24, 2020.

*99.2    Monthly Servicer’s Certificates for each month in the distribution period from November 1, 2019 to April 30, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
(Issuing Entity)

By: Entergy Arkansas, LLC, as servicer
By:     /s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer

Date: May 7, 2020

EXHIBIT INDEX

99.1     Semi-annual Servicer's Certificate relating to the Bonds, dated April 24, 2020.

99.2     Monthly Servicer’s Certificates for each month in the distribution period from November 1, 2019 to April 30, 2020.